DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	3 Months Ended	11 Months Ended
	Jul. 30, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization And Business Operations [Line Items]
Proceeds from sale of Public Offering Units	$ 172,500,000	$ 172,500,000		$ 172,500,000
Proceeds from sale of Private Placement Warrants	5,700,000	$ 5,700,000		$ 5,700,000
Trust account deposit	$ 172,500,000
U.S. government treasury bills maturity period, description			The funds in the Trust Account can be invested only in U.S. government treasury bills with a maturity of one hundred and eighty five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.	The funds in the Trust Account are to be invested only in U.S. government treasury bills with a maturity of one hundred and eighty five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.
Working capital			$ 250,000	$ 250,000
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Redeem public shares, percentage			100.00%	100.00%
Trust account, percentage			80.00%	80.00%
Business combination of redeem shares			$ 5,000,001	$ 5,000,001
Pay dissolution expenses			$ 100,000	$ 100,000
Class A Common Stock
Description of Organization And Business Operations [Line Items]
Redemption of shares, percentage			100.00%	100.00%